Property, plant and equipment - Summary of Net Book Value of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 201	$ 309
Impairment charge	0	(90)
System Fund impairment charge		(5)
Additions	17	30
Ending balance	137	201
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	530	514
Additions	17	30
Fully depreciated assets written off	(7)	(17)
Disposals	(132)	(3)
Exchange and other adjustments	(4)	6
Ending balance	404	530
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(329)	(205)
Provided	(31)	(37)
System Fund expense	(4)	(5)
Impairment charge		(90)
System Fund impairment charge		(5)
Fully depreciated assets written off	7	17
Disposals	87	2
Exchange and other adjustments	3	(6)
Ending balance	(267)	(329)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	93	134
Ending balance	52	93
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	208	207
Additions		2
Disposals	(103)	(1)
Ending balance	105	208
Land and buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(115)	(73)
Provided	(4)	(4)
Impairment charge		(39)
Disposals	66	1
Ending balance	(53)	(115)
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	108	175
Ending balance	85	108
Fixtures, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	322	307
Additions	17	28
Fully depreciated assets written off	(7)	(17)
Disposals	(29)	(2)
Exchange and other adjustments	(4)	6
Ending balance	299	322
Fixtures, fittings and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(214)	(132)
Provided	(27)	(33)
System Fund expense	(4)	(5)
Impairment charge		(51)
System Fund impairment charge		(5)
Fully depreciated assets written off	7	17
Disposals	21	1
Exchange and other adjustments	3	(6)
Ending balance	$ (214)	$ (214)